License Agreement	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019
License Agreement
License Agreement

NOTE 9 LICENSE AGREEMENT

On January 23, 2019, the Company entered into an agreement for commercial rights (“the License Agreement”) with Circassia Pharmaceuticals plc, (located in the United Kingdom) for persistent pulmonary hypertension of the newborn (PPHN) and future related indications at concentrations of < 80 ppm in the hospital setting in the United States and China. The Company may receive payments up to $32.55 million in up front and regulatory milestones, of which $31.5 million is associated with the U.S. market. All such payments are payable in cash or ordinary shares of Circassia Pharmaceuticals plc, at the discretion of Circassia Pharmaceuticals, Inc., with payments in cash discounted by approximately 5%. Royalties are payable only in cash.

This contract was evaluated under ASC 606, which was adopted by the Company during fiscal 2019. Based upon the evaluation, it was determined that the contract consists of five performance obligations, as follows:

●	Performance Obligation 1: non-exclusive transfer of functional intellectual property rights to Circassia, which includes:

o	the consummation of the License, Development, and Commercialization Agreement, which included significant pre-agreement negotiation, product specification, and

o	the successful completion of the pre-submission meeting with the FDA. At this meeting the FDA reinforced their assessment of LungFit™ PH as a medical device and the requirements for approval.

●	Performance Obligation 2: ongoing support associated with the PMA submission and regulatory approval by the FDA. This also includes development activities including manufacturing readiness process ahead of the approval.

●	Performance Obligation 3: launch of the approved product in the field in the USA upon FDA regulatory approval

●	Performance obligation 4: FDA approval of the product in the field for use in cardiac surgery

●	Performance obligation 5: regulatory approval in China for marketing and sale of the product in China for any indication

In consideration of the rights and licenses granted to Circassia by the Company, Circassia shall pay the Company the following five milestone amounts in US dollars or Circassia shares:

●	$7.35 million upon signing or 12,300,971 ordinary shares of Circassia Pharmaceuticals plc;

●	$3.15 million payable within five (5) business days following the successful completion of a Food and Drug Administration (the “FDA”) pre-submission meeting or 5,271,844 ordinary shares of Circassia Pharmaceuticals plc;

●	$12.6 million payable on the sooner of ninety (90) days post FDA approval of the Product or the launch of the Product in the United States,

●	$8.4 million payable within five (5) business days following the approval by the FDA of the Product in certain hospital and clinic settings for use in cardiac surgery; and

●	$1.05 million payable within five (5) business days following approval by the FDA equivalent in China for marketing and sale of the Product.

In addition, Circassia shall pay the Company the following royalty amounts until expiration of all of the applicable patents:

●	A one-time 5% royalty on the first cumulative $50 million in gross profit in the United States;

●	A one-time 5% royalty on the first cumulative $20 million in gross profit in China;

Thereafter, running royalty amounts of 15% of annual gross profit (United States & China combined) up to and including $100 million and 20% of annual gross profit (United States & China combined) exceeding $100 million.

Following expiration of the patents, Circassia shall pay the Company a 14% royalty on annual gross profits up to and including $100 million and a 19% royalty on annual gross profits exceeding $100 million.

Due to the consideration constraints associated with milestones 3, 4, and 5, only the amounts associated with milestone 1 and 2 have been allocated. During the three months ended March 31, 2019, the Company met the first two milestones under the license agreement and received 17,572,815 ordinary shares valued at $9,987,295. This consideration was allocated to the first two performance obligations. one being the transfer of the intellectual property to Circassia, which was recognized at a point in time and was valued at $7,116,232 and the other being the ongoing support associated with the PMA submission and regulatory approval by the FDA, which was valued at $2,871,063 and recorded as deferred revenue to be recognized over a period of time from the commencement of the agreement to when management expects to submit the PMA. For the three and six months ended September 30, 2019, $645,602 and $1,273,071, respectively of such revenue associated with this second performance obligation has been recognized. As of September 30, 2019, and March 31, 2019, deferred revenue was $990,223 and $2,263,294, respectively.

NOTE 9 LICENSE AGREEMENT

On January 23, 2019, the Company entered into an agreement for commercial rights (“the License Agreement”) with Circassia Pharmaceuticals plc, (located in the United Kingdom) for persistent pulmonary hypertension of the newborn (PPHN) and future related indications at concentrations of < 80 ppm in the hospital setting in the United States and China. This License Agreement covers The Company may receive payments up to $32.5 million in up front and regulatory milestones, of which $31.5 million is associated with the U.S. market. All such payments are payable in cash or ordinary shares of Circassia Pharmaceuticals plc, at the discretion of Circassia Pharmaceuticals, Inc., with payments in cash discounted by approximately 5%. Royalties are payable in cash.

This contract was evaluated under ASC 606, which was adopted by the Company during 2019. Based upon the evaluation, it was determined that the contract consists of five performance obligations, as follows:

●	Performance Obligation 1: transfer of functional intellectual property rights to Circassia, which includes:

o	the consummation of the License, Development, and Commercialization Agreement, which included significant pre-agreement negotiation, product specification, and

o	the successful completion of the pre-submission meeting with the FDA. At this meeting the FDA reinforced their assessment of AirNOvent as a medical device and aligned with the Beyond Air pathway to approval, notably confirming that Beyond Air did not need to conduct clinical trials to be approved.

●	Performance Obligation 2: ongoing support associated with the PMA submission and regulatory approval by the FDA. This also includes development activities including manufacturing readiness process ahead of the approval.

●	Performance Obligation 3: launch of the approved product in the field in the USA upon FDA regulatory approval

●	Performance obligation 4: FDA approval of the product in the field for use in cardiac surgery

●	Performance obligation 5: regulatory approval in China for marketing and sale of the product in China for any indication

In consideration of the rights and licenses granted to Circassia by the Company, Circassia shall pay the Company the following milestone amounts in US dollars or Circassia shares (with Circassia shares being priced at a 5% discount):

●	$7.35 million upon signing;

●	$3.15 million payable within five (5) business days following the successful completion of a Food and Drug Administration (the “FDA”) pre-submission meeting or 5,271,844 ordinary shares of Circassia Pharmaceuticals plc;

●	$12.6 million payable on the sooner of ninety (90) days post FDA approval of the Product or the launch of the Product in the United States,

●	$8.4 million payable within five (5) business days following the approval by the FDA of the Product in certain hospital and clinic settings for use in cardiac surgery; and

●	$1.05 million payable within five (5) business days following approval by the FDA equivalent in China for marketing and sale of the Product.

In addition, Circassia shall pay the Company the following royalty amounts until expiration of all of the applicable patents:

●	A one-time 5% royalty on the first cumulative $50 million in gross profit in the United States;

●	A one-time 5% royalty on the first cumulative $20 million in gross profit in China;

●	Thereafter, running royalty amounts of 15% of annual gross profit (United States & China combined) up to and including $100 million and 20% of annual gross profit (United States & China combined) exceeding $100 million.

Following expiration of the patents, Circassia shall pay the Company a 14% royalty on annual gross profits up to and including $100 million and a 19% royalty on annual gross profits exceeding $100 million.

Due to the consideration constraints associated with milestones 3, 4, and 5, only the amounts associated with milestone 1 and 2 have been allocated. During the fourth quarter 2019, the Company met the first two milestones under the license agreement and received 17,572,815 ordinary shares valued at $9,987,295. This consideration was allocated to the first two performance obligations. one being the transfer of the intellectual property to Circassia, which was recognized at a point in time and was valued at $7,116,232 and the other being the ongoing support associated with the PMA submission and regulatory approval by the FDA, which was valued at $2,871,063 and recorded as deferred revenue to be recognized over a period of time from the commencement of the agreement to when management expects to submit the PMA. Through March 31, 2019, approximately $607,769 of such deferred revenue associated with this second performance obligation has been recognized.